Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt
14.	DEBT

	December 31, 2014		December 31, 2013
Short-term borrowings and current portion of long-term debt	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	205,094	8.0-27.0	201,836	9.0-15.3
Bonds issue	48,075	13.5	—	—
Corporate lenders	1,154	6.4	2,397	8.3-10.0

Total	254,323		204,233

U.S. dollar-denominated:
Banks and financial institutions	4	—	128,771	2.3-8.0

Total	4		128,771

Euro-denominated:
Corporate lenders	3,160	2.8	4,833	2.8

Total	3,160		4,833

Kazakh tenge-denominated:
Banks and financial institutions	—	—	10,416	9.5

Total	—		10,416

Turkish lira-denominated:
Banks and financial institutions	—	—	2,126	9.0

Total	—		2,126

Czech krona-denominated:
Corporate lenders	487	2.5	—	—

Total	487		—

Total short-term borrowings	257,974		350,379
Current portion of long-term debt including debt with loan covenant violations of $4,297,512 in 2014	6,420,575		1,127,775

Total short-term borrowings and current portion of long-term debt including debt with loan covenant violations	6,678,549		1,478,154

The weighted average interest rate of the ruble-denominated short-term borrowings as of December 31, 2014 and 2013 was 14.3% and 9.4% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated short-term borrowings as of December 31, 2013 was 7.1% p.a. The weighted average interest rate of the euro-denominated short-term borrowings as of December 31, 2014 and 2013 was 2.8% p.a. The weighted average interest rate of the Kazakh tenge-denominated short-term borrowings as of December 31, 2013 was 9.5% p.a. The weighted average interest rate of the Turkish lira-denominated short-term borrowings as of December 31, 2013 was 9.0% p.a. The weighted average interest rate of the Czech krona-denominated short-term borrowings as of December 31, 2014 was 2.5% p.a.

	December 31, 2014		December 31, 2013
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	2,205,472	10.1-35.6	3,845,766	7.5-14.6
Bonds issue	309,447	8.4-13.0	1,306,303	8.3-13.0
Corporate lenders	65	6.4	189	—

Total	2,514,984		5,152,258

U.S. dollar-denominated:
Syndicated loan	1,003,964	5.7-7.7	1,003,964	5.7
Banks and financial institutions	2,462,144	1.6-10.0	1,877,063	1.7-10.9
VEB	167,288	8.0	—	—

Total	3,633,396		2,881,027

Euro-denominated:
Banks and financial institutions	438,727	1.0-5.7	607,300	1.1-6.8

Total	438,727		607,300

Turkish lira-denominated:
Banks and financial institutions	—	—	467	8.5

Total	—		467

Total long-term obligations	6,587,107		8,641,052
Less: current portion including reclassification of $4,297,512 with loan covenant violations in 2014	(6,420,575)		(1,127,775)

Total long-term debt, net of current portion	166,532		7,513,277

The weighted average interest rate of the ruble-denominated long-term borrowings as of December 31, 2014 and 2013 was 19.1% and 10.9% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated long-term borrowings as of December 31, 2014 and 2013 was 7.4% and 6.6% p.a., respectively. The weighted average interest rate of the euro-denominated long-term borrowings as of December 31, 2014 and 2013 was 2.7% and 3.1% p.a., respectively. The weighted average interest rate of the Turkish lira-denominated long-term borrowings as of December 31, 2013 was 8.5% p.a.

Aggregate scheduled maturities of the debt outstanding as of December 31, 2014, are as follows:

Payable by
2015 (current portion)	6,678,549
2016	165,560
2017	243
2018	243
2019	243
Thereafter	243

Total	6,845,081

The unused portion under all credit facilities as of December 31, 2014 and 2013 was $33,403 and $280,829, respectively. As of December 31, 2014, the Group’s credit facilities provided aggregated borrowing capacity of $6,878,484, of which $6,678,549 expires within a year.

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2014 and 2013 were as follows:

	December 31, 2014	December 31, 2013
Short-term and long-term debt	Amount	Amount
Russian ruble-denominated:
VTB	1,114,957	1,742,026
Gazprombank	599,538	992,550
Sberbank	583,187	1,220,212
Bonds	357,522	1,306,303
Uralsib	60,070	—
Eurasian Development Bank	37,343	71,322
Other	16,690	24,078

Total	2,769,307	5,356,491

U.S. dollar-denominated:
Gazprombank	1,388,889	1,313,153
Syndicated credit facility	1,003,964	1,003,964
Sberbank	777,981	100,000
VEB	167,288	33,348
BNP Paribas	154,869	168,948
MCB	105,000	105,000
Raiffeisen Bank	29,600	43,250
Alfa-bank	—	150,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	—	51,429
ING Bank	—	19,260
Uralsib	—	10,000
Other	5,809	11,446

Total	3,633,400	3,009,798

Euro-denominated:
BNP Paribas (formerly Fortis)	187,923	227,733
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	53,204	67,305
Banca Nazionale del Lavoro (formerly Fortis)	52,871	66,295
ING Bank	38,924	47,844
VTB	33,866	44,929
Gazprombank	18,829	37,098
Raiffeisen Bank	7,257	10,260
Uralsib	—	48,090
Other	49,013	62,579

Total	441,887	612,133

Kazakh tenge-denominated:
Sberbank	—	10,416

Total	—	10,416

Turkish lira-denominated:
Other	—	2,593

Total	—	2,593

Czech krona-denominated:
Other	487	—

Total	487	—

Total short-term and long-term debt including debt with loan covenant violations in 2014	6,845,081	8,991,431

(a)	Revolving credit lines

In 2010-2014, the Group negotiated revolving credit agreements providing for unrestricted borrowings up to $508,307 with several banks. These revolving credit lines allow the Group to withdraw, repay and re-draw in the agreed amounts, timing and number of times until the arrangement expires. Borrowings bear interest at 4.4-12.4% p.a., and are continuously renewable at the Group’s option for 1-3 years provided there is compliance with the terms of the agreement.

As of December 31, 2014, the Group does not intend to renew obligations incurred under those agreements for a period extending beyond one year from the balance sheet date.

(b)	Syndicated loan

In September 2010, the Group executed a $2,000,000 syndicated pre-export facility agreement and refinanced its remaining debt obligations under previously obtained credit facilities. The facility was split between CMP, SKCC, SUNP and Yakutugol in the amounts of $95,238, $857,143, $190,476 and $857,143, respectively. The facility was drawn in two tranches, a 3-year and a 5-year tranche in the amount of $800,000 and $1,200,000, respectively. The repayment was scheduled in monthly installments after the 9 and 15 month grace periods, respectively. The credit facility bears interest at a rate of LIBOR plus 4.0-5.8% p.a.

The Group appointed ING Bank N.V. and the Royal Bank of Scotland N.V. as Co-ordinators. In addition, BNP Paribas SA, CJSC UniCredit Bank, Commerzbank Aktiengesellschaft, HSBC Bank plc, Natixis, OJSC “Nordea Bank”, Raiffeisen Zentralbank Oesterreich AG, Société Générale, UniCredit Bank AG, VTB Bank (Austria) AG, VTB Bank (Deutschland) AG and VTB Bank (France) SA acted as Mandated Lead Arrangers and Morgan Stanley and Credit Suisse as Lenders for the facility.

In December 2012, the Group’s subsidiaries Yakutugol and SKCC and a syndicate of banks coordinated by ING Bank N.V., Société Générale, UniCredit, JSCB Rosbank and ABN AMRO Bank N.V entered into an amendment and restatement agreement to the existing pre-export facility agreements for a total amount of $1,003,964. The amendments provide that the loan, which was in a monthly repayment phase, will be repayable in equal monthly installments from December 2013 through August 2015. CMP and SUNP repaid the facility in the amount of $252,275 by the end of December 2012.

In December 2013, the Group’s subsidiaries Yakutugol and SKCC and the syndicate of banks signed an amendment agreement that extends the grace period and maturity from December 2013 and August 2015, respectively, till December 2014 and December 2016, respectively. As of December 31, 2013, it bore interest at LIBOR plus 5.5% p.a. As of December 31, 2014, it bears interest at LIBOR plus 5.5% p.a. and LIBOR plus 7.5% p.a. on the outstanding balances of $963,805 and $40,159, respectively. The increased interest rate is applied to the overdue amounts. As of December 31, 2014, the Group’s overdue interest on syndicated credit facilities amounted to $14,920. The Group is currently negotiating the refinancing of this overdue amount with the syndicate of banks.

(c)	VTB facilities

During 2008, VTB provided a short-term ruble-denominated loan to the Group’s subsidiaries (CMP, SKCC and Yakutugol) bearing interest at 12.0% p.a., which was increased by the bank in November 2009 up to 14.6% p.a. for Yakutugol and SKCC and up to 14.0% p.a. for CMP.

In September 2010, the interest rate was decreased to 9.8% p.a. for SKCC. In April 2011, the interest rate was decreased to 8.4% p.a. for SKCC and Yakutugol. In accordance with an amendment to the agreement, the loan should have been repaid in November 2012. In April 2012, VTB signed an amendment resulting in a repayment of the facility in four equal installments starting from July 2014 through April 2015.

The interest rate was agreed to be MosPrime plus 4.5% p.a. In 2013, the interest rate was decreased to MosPrime plus a margin 3.8% p.a. In April 2014, SKCC’s and Yakutugol’s loans were converted into U.S. dollar-denominated loans of $292,020 and $169,779, respectively, bearing interest at LIBOR plus 4.8% p.a. In July 2014, SKCC’s and Yakutugol’s loans were refinanced and converted into ruble-denominated loans. The amendment extended the grace period and maturity from April 2015 through April 2018, bearing fixed interest at 12.5% p.a. The outstanding balance as of December 31, 2014 and 2013 was $281,307 and $415,531, respectively. The Group is involved in litigations with VTB in connection with such a conversion (Note 26 (d)).

In May 2014, the Group refinanced the outstanding balance of VTB facility in the amount of 1.6 billion rubles ($28,435) received by SKCC. The amendment resulted in a new repayment schedule of the facility in 13 equal payments starting from April 2015 through April 2018. In 2014, the interest rate was agreed to be MosPrime plus a margin of 5.7% p.a. The outstanding balance as of December 31, 2014 and 2013 was $28,435 and $72,525, respectively.

In April 2013, the Group entered into a 40 billion Russian rubles ($1,281,698 as of the date of agreement) credit facility agreement with VTB for a period of 5 years. The interest rate was agreed to be MosPrime plus 4.95% p.a. The facility allows a 15-month grace period and is to be repaid in equal installments on a quarterly basis. The proceeds were used to refinance existing indebtedness with VTB Bank as well as to refinance other obligations of the companies within the Group (including redemption of ruble bonds). The outstanding balance as of December 31, 2014 and 2013 was $724,046 and $1,230,422, respectively (including outstanding interest accrued in the amount of $13,042 and $8,272 as of December 31, 2014 and 2013, respectively).

In April 2014, the Group and VTB agreed on conditions of restructuring and refinancing of various ruble-denominated credit facilities amounting in aggregate to $1,357,979 (at exchange rates as of the dates of agreements) maturing in four years with a grace period till April 2015. The interest rate remained unchanged under the most credit tranches. In addition, in May 2014, VTB provided a loan to redeem the bonds in the amount of 3.8 billion Russian rubles ($67,288) bearing interest at MosPrime plus 5.7% p.a. On December 19, 2014, the MosPrime 3-month rate increased to 29.93% p.a. resulting in a significant increase in nominal interest rate.

During 2010-2014, VTB also provided euro-denominated long-term and short-term loans to the Group, bearing interest at 5.3% p.a. The outstanding balance as of December 31, 2014 and 2013 was $33,866 and $44,929, respectively.

As of December 31, 2014, the Group had the overdue interest on VTB credit facilities in the amount of $90,228. The Group is currently negotiating the settlement process for the overdue amount with VTB. The amount of fines and penalties on the overdue amounts was $19,994 as of December 31, 2014.

(d)	Gazprombank facilities

In February 2010, the Group signed a prolongation agreement for a $1,000,000 U.S. dollar-denominated credit facility with Gazprombank. According to this agreement, the credit facility including the short-term portion of $480,000 falling due in 2010 was rescheduled to be repaid in 2013-2015. Starting from October 25, 2011 through February 6, 2015, the credit facility bears interest at LIBOR plus 5.3% p.a.

In April 2013, Yakutugol and SKCC signed new loan agreements for the $889,000 U.S. dollar-denominated credit facilities resulting in a rescheduling of outstanding short-term balances of $202,443 and $250,000, respectively, maturing in five years with a three year grace period and bearing interest at 7.5% p.a. Yakutugol’s outstanding balance as of December 31, 2014 and 2013 was $488,889 and $461,889, respectively, and unused portion as of December 31, 2013 was $27,111.

SKCC’s outstanding balance as of December 31, 2014 and 2013 was $400,000 and $351,264, respectively, and unused portion as of December 31, 2013 was $48,736.

In April 2012, Yakutugol and SKCC also signed loan agreements with Gazprombank for credit facilities in the amount of $500,000 maturing in five years with a three year grace period bearing interest at 7.5% p.a. The outstanding balance remained unchanged and amounted $500,000 as of December 31, 2014 and 2013.

The obligations under the credit agreement are guaranteed by Mechel OAO, Mechel Mining OAO, SKCC and Yakutugol.

As of December 31, 2014, the Group’s overdue principal amount and overdue interest on Gazprombank credit facilities amounted to $42,000 and $42,780, respectively. The Group is currently negotiating the refinancing and settlement process of these overdue amounts with Gazprombank.

(e)	Sberbank facilities

On October 9, 2012, Sberbank opened four credit lines to SKCC in the total amount of 24 billion Russian rubles ($772,258 as of the dates when facilities were obtained) for the purpose of working capital financing. In December 2013, the conditions of two agreements of 16 billion Russian rubles were changed. Two credit lines of 12.9 billion rubles were separated, and a cross currency option was included in these credit lines. Conditions under the remaining two credit lines of 3.1 billion rubles were not changed, the aggregate number of credit lines increased from four to six. The repayment should be made in eight equal installments starting from December 2015 through October 2017. In December 2014, 20.9 billion Russian rubles ($677,980 at strike exchange rates under the agreements) were converted into U.S. dollars based on the cross currency option contract with Sberbank (Note 15). As of December 31, 2014 and 2013, the outstanding balance was $733,084 and $692,329, respectively.

Interest is payable at a floating rate varying from 12.1% p.a. to 13.1% p.a. for two of six credit lines denominated in rubles and from 10.0% p.a. to 11.0% p.a. for other four credit lines denominated in U.S. dollars. Prior to conversion of Russian rubles to U.S. dollars the credit lines bore interest at 10.5% p.a. to 11.5% p.a. The rate applicable to each loan depends on the ratio of SKCC’s revenue and the current amount of the liabilities under the loan. As of December 31, 2014, the interest rates were 10.0% p.a for credit lines denominated in U.S. dollars and 12.1% p.a. for credit lines denominated in Russian rubles. The obligations under the credit line agreement are guaranteed by Yakutugol, Mechel Mining OAO and Mechel OAO.

In addition to a 24 billion Russian rubles ($772,258 at exchange rates as of the dates when facilities were obtained) credit facility, during 2009-2014, Sberbank provided long-term and short-term ruble, U.S. dollar, Kazakh tenge and euro-denominated loans to the Group’s subsidiaries bearing interest at 6.2-12.4% p.a. The outstanding balance as of December 31, 2014 and 2013 was $413,005 and $638,299, respectively.

In February 2014, Sberbank provided a loan to redeem the bonds in the amount of 12 billion rubles ($215,079) bearing interest at 12.0% p.a.

As of December 31, 2014, the Group’s overdue principal amount and overdue interest on Sberbank credit facilities amounted to $5,900 and $35,733, respectively. The Group is currently negotiating the refinancing and settlement process of these overdue amounts with Sberbank.

(f)	VEB facility

On October 24, 2013, Elgaugol OOO (“Elgaugol”) and the Russian State Corporation “The Bank for Development and Foreign Economic Affairs” (“VEB”) signed an agreement for a short-term $150,000 credit facility falling due in April 2014. The credit facility was fully drawn in 2014. This bridge facility is the first tranche of a $2.5 billion VEB financing for the Elga coal project approved by the VEB’s Supervisory Board in September 2013. The use of proceeds under the facility is limited to the development of the Elga coal project. The facility bears interest at 8% p.a. In March 2014, the Group signed two other agreements with VEB for the remaining tranches financing for the Elga coal project and refinancing the current debt under bridge facility. In 2014, the Group obtained $20,850 for a payment of commission fee to receive the credit line of $2.5 billion.

Elgaugol’s outstanding balance as of December 31, 2014 and 2013 was $167,288 and $33,348, and unused portion as of December 31, 2014 and 2013 was $nil and $116,652, respectively. The Group is currently negotiating the refinancing of the overdue balance of $146,438 with the bank.

(g)	Bonds

On July 30, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($159,154 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 19% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the sixteenth coupon periods was set at 11.3% p.a. The interest rate for the seventeenth to the twenty-second coupon periods was set at 13% p.a. The interest rate for the twenty-third to the twenty-fourth coupon periods was set at 8% p.a. The interest rate for the twenty-fifth to the twenty-eight coupon periods is set by the Group and made public 5 days before the respective coupon period starts. Bondholders have an option to demand repayment of the bonds each half a year at par value starting January 26, 2015. The obligatory redemption date is July 21, 2016. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $1,901 were capitalized and were amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2014 was $16,940 and is classified as current debt as the Group had ability and intent to pay off the bonds in case of early redemption. On January 26, 2015, these bonds were redeemed in the amount of $5,783.

On September 7, 2010, Mechel OAO issued two 5,000,000 ruble-denominated bonds in an aggregate principal amount of 10 billion Russian rubles ($327,042 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.0% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting September 3, 2015. The obligatory redemption date is August 25, 2020. The costs related to the issuance of bonds in the amount of $808 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2014 was $105,055 and is classified as current debt as the Group had ability and intent to pay off the bonds in case of early redemption.

On February 22, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($342,996 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.3% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The interest rate for the seventh to eight coupon periods is set at 13% p.a. The interest rate for the ninth to eleventh coupon periods is set at 8% p.a. The interest rate for the twelfth to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The costs related to the issuance of bonds in the amount of $2,061 were capitalized and are amortized to interest expense over the redemption date of bonds. The obligatory redemption date is February 9, 2021. The bondholders have an option to demand repayment of the bonds at par value starting February 19, 2015. The balance outstanding as of December 31, 2014 was $32,850 and is classified as current debt as the Group had ability and intent to pay off the bonds in case of early redemption. On February 24, 2015 these bonds were redeemed in the amount of $661.

On June 9, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($361,210 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting June 6, 2016. The obligatory redemption date is May 27, 2021. The costs related to the issuance of bonds in the amount of $1,095 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2014 in the amount of $106,379 is classified as long-term debt.

On June 14, 2011, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($179,916 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting June 9, 2016. The obligatory redemption date is June 1, 2021. The costs related to the issuance of bonds in the amount of $487 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2014 in the amount of $58,684 and is classified as long-term debt.

On February 14, 2012, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($167,295 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.3% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth to sixth coupon periods is set at 13% p.a. The costs related to the issuance of bonds in the amount of $573 were capitalized and are amortized to interest expense over the redemption date of bonds. The bondholders have an option to demand repayment of the bonds at par value starting February, 2014. The obligatory redemption date is February 10, 2015. The balance outstanding as of December 31, 2014 was $37,614 and is classified as current debt as the Group had ability and intent to pay off the bonds in case of early redemption. The bonds were redeemed on February 10, 2015 in full amount.

(h)	Other loans

In addition to U.S. dollar-denominated credit facility issued for Yakutugol and SKCC, Gazprombank provided long-term ruble and euro-denominated loans to the Group’s subsidiaries bearing interest at 5.4-14.0% p.a. The outstanding balances as of December 31, 2014 and 2013 were $618,367 and $1,029,647, respectively. As of December 31, 2014, the Group’s overdue principal amount and overdue interest on these Gazprombank credit facilities amounted to $88,622 and $9,968, respectively.

In 2012, Uralsib Bank provided BMP and Mecheltrans with long-term U.S. dollar and euro-denominated loans bearing interest at 6.8-7.3% p.a. In December 2013, the Group signed the agreements to refinance the existing facilities of BMP and Mecheltrans, subject to a repayment in different installments and currencies during the period of April 2014-February 2015 bearing interest at 9-17% p.a. The outstanding balance as of December 31, 2014 and 2013 was $60,070 and $58,090, respectively.

During 2006-2013, UniCredit Bank provided short-term and long-term U.S. dollar, ruble and euro-denominated loans to the Group’s subsidiaries bearing interest at 1.9-2.7% p.a. The outstanding balance as of December 31, 2014 and 2013 was $53,204 and $118,734, respectively. As of December 31, 2014, the Group’s overdue principal amount and overdue interest on UniCredit Bank credit facilities amounted to $2,346 and $123, respectively.

During 2007-2013, Banca Nazionale del Lavoro S.p.A. (BNL) and BNP Paribas provided the Group’s subsidiaries with U.S. dollar and euro-denominated loans bearing interest at 1.4-7.1% p.a. The outstanding balance as of December 31, 2014 and 2013 was $395,663 and $462,976, respectively. As of December 31, 2014, the Group’s overdue principal amount and overdue interest on BNL and BNP Paribas credit facilities amounted to $34,466 and $508, respectively.

During September 2013, Alfa-bank provided CMP with long-term U.S. dollar-denominated loans bearing interest at 10.9% p.a. in the total amount of $150,000. The outstanding balance as of December 31, 2014 was $nil. The Group and Alfa-bank signed the amendment to the loan agreement in March 2014 rescheduling the credit facility under which the loan was repaid in March-April 2014.

During 2011-2012, Eurasian Development Bank provided Yakutugol with a long-term ruble-denominated loan bearing interest at 11.5% in the total amount of $95,319 (as of the date of agreement). The repayment should be made in twelve equal installments starting from September 2013 through April 2016. The outstanding balance as of December 31, 2014 and 2013 was $37,343 and $71,322, respectively. The overdue amount was $12,448 as of December 31, 2014.

In 2008-2013, ING bank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 1.3-3.8% p.a. The outstanding balance as of December 31, 2014 and 2013 was $38,924 and $67,104, respectively. As of December 31, 2014, the Group’s overdue principal amount and overdue interest on ING credit facilities amounted to $3,372 and $169, respectively.

In 2009-2012, Raiffeisenbank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 2.3-5.7% p.a. The outstanding balance as of December 31, 2014 and 2013 was $36,857 and $53,510, respectively. As of December 31, 2014, the Group’s overdue principal amount and overdue interest on Raiffeisenbank credit facilities amounted to $31,400 and $96, respectively. In March 2015, the overdue credit facilities of $29,091 were refinanced (refer to Note 27).

In 2013, Moscow Credit Bank (“MCB”) provided the Group with a short-term U.S. dollar-denominated loan bearing interest at 8.0% p.a. In December 2014, MCB signed an amendment resulting in a new repayment schedule of the facility with repayment scheduled in February 2016. The outstanding balance as of December 31, 2014 and 2013 was $105,000 and $105,000, respectively.

The outstanding balances under other loans agreements amounted to $71,998 and $100,697 as of December 31, 2014 and 2013, respectively. As of December 31, 2014, the Group’s overdue principal amount and overdue interest on other loans amounted to $9,367 and $722, respectively. In addition to the amount disclosed in Note 15(c), the fines and penalties on overdue amounts of $6,957 were recorded in Accrued expenses and other current liabilities in the consolidated balance sheet as of December 31, 2014. The respective expenses were recognized as interest expense in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2014. The Group is currently negotiating the refinancing of the overdue amounts with all the banks.

(i)	Pledges

As of December 31, 2014, the syndicated pre-export credit facilities are secured by 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares) and 9,027,306 common shares of SKCC (25% plus 1 of total common shares).

The indebtedness under the credit facilities with Gazprombank is secured by the pledge of 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares), 9,027,306 common shares of SKCC (25% plus 1 of total common shares) and 62,533 common shares of KMP (25% plus 1 of total common shares) as of December 31, 2014.

The indebtedness under the credit facility of $791,334 with VTB is secured by the pledge of 5,466,675,001 common shares of Mechel Mining OAO (37.5% plus 1 of total common shares) as of December 31, 2014.

The indebtedness under the credit facilities provided by Sberbank to CMP totaling $501,250 and $481,756 as of December 31, 2014 and 2013, respectively, is secured by the pledge of 1,866,711 common shares of BMP (25% plus 1 share of total common shares) and 3,644,450,001 common shares of Mechel Mining OAO (25% plus 1 share of total common shares).

The indebtedness under the credit facility provided by BNP Paribas to CMP totaling $342,792 and $396,681 as of December 31, 2014 and 2013, respectively, is secured by the pledge of 632,393 common shares of CMP (20% of total common shares).

The indebtedness under the credit facilities of $467,452 provided by Gazprombank to CMP, Mechel Service, Mechel-Energo, BMP, USP are secured by the pledge of 266,911 common shares of Izhstal (25% plus 1 of total common shares) and 136,942 common shares of USP (25% plus 1 of total common shares) as of December 31, 2014.

The indebtedness under the long-term credit facility of $60,070 provided by Uralsib Bank in December 2014 to USP and BMP is secured by the pledge of 27,380 common shares of USP (5% of total common shares).

The indebtedness under the credit facility of $167,288 provided by VEB to Elgaugol is secured by the pledge of 75,038 common shares of KMP (30% of total common shares) and 49% of Elgaugol share.

The indebtedness under the credit facility of $105,000 provided by MCB to Mechel-Service is secured by the pledge of 25% share capital of Mecheltrans and the pledge of 100% share capital of Fincom-Invest.

As of December 31, 2014 and 2013, the carrying value of property, plant and equipment pledged under the loan agreements amounted to $495,153 and $935,251, respectively. Carrying value of inventories pledged under the loan agreements amounted to $65,128 and $27,165 as of December 31, 2014 and 2013, respectively. Accounts receivable pledged as of December 31, 2014 and 2013 amounted to $6,810 and $11,995, respectively. Third party bonds of $2,026 and $nil as of December 31, 2014 and 2013, respectively, were pledged under the loan agreements.

(j)	Covenants

The Group’s loan agreements contain a number of covenants and restrictions, which include, but are not limited to, financial ratios, maximum amount of debt, minimum value of shareholders’ equity and certain cross-default provisions. The covenants also include, among other restrictions, limitations on: (1) indebtedness of certain companies in our group; (2) amount of dividends on our common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions. Covenant breaches if not waived generally permit lenders to demand accelerated repayment of principal and interest.

The Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2014:

Restrictive covenant	Requirement	Actual as of 31 December, 2014
Mechel’s Adjusted Shareholders’ Equity, as defined in respective loan agreements	Greater than or equal to $3,000,000	$2,610,255
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.0:1.0-1.2:1.0	0.8:1.0-0.9:1.0
Mechel’s Net Borrowings	Not exceed $10,500,000-$11,000,000	$6,774,280-$6,878,949
Mechel’s Net Debt to EBITDA	Not exceed 10.0:1.0	10.3:1.0-10.4:1.0

As of December 31, 2014, the Group was not in compliance with all major Group’s restrictive financial covenants, except for the targeted amount of Net borrowings. There was a default on payments of principal and interest in the amount of $416,517 and $195,256, respectively. As a result, the long-term debt of $4,297,512 was reclassified to short-term liabilities as of December 31, 2014 (refer to Note 2 for a discussion of notices of default and negotiations for the settlement of covenant violations). The financial covenants of Mechel-Mining Group were not tested as of December 31, 2014.